Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Schedule of Stock Option Cancelled	The number of options cancelled to our officers and directors were as follows:
David Phipps, President, CEO, and Director	(5,000)
Theresa Carlise, CFO	(2,500)
Hector Delgado, Director	(1,250)
The number of options cancelled to our officers and directors were as follows:
David Phipps, President, CEO, and Director	(5,000)
Theresa Carlise, CFO	(2,500)
Hector Delgado, Director	(1,250)

Schedule of Exercise of Shares
	Options Exercised	Exercise Price	Market Price	Shares withheld as Payment	Common Stock Issued
David Phipps	21,667	$2.55	$5.25	10,524	11,143
Other	18,333	$2.25	$5.25	7,857	10,476
	40,000			18,381	21,619

	Options Exercised	Exercise Price	Market Price	Shares withheld as Payment	Common Stock Issued
David Phipps	400,000	$0.20	$0.25	80,000	320,000
Other	110,000	$0.20	$0.25	22,000	88,000
	510,000			102,000	408,000

As a result of the exercise 21,619 shares of common stock were issued.

	Options Exercised	Exercise Price	Market Price	Shares withheld as Payment	Common Stock Issued
David Phipps	21,667	$2.55	$5.25	10,524	11,143
Other	18,333	$2.25	$5.25	7,857	10,476
	40,000			18,381	21,619

Schedule of Outstanding Stock Options Activities

A summary of the status of the Company’s outstanding stock options and changes during the nine months ended September 30, 2020 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at January 1, 2020	39,044	$17.49	5.16
Granted	817,000	0.20	9.90
Exercised	(531,000)	0.20	9.89
Forfeited	-	-	-
Cancelled	-	-	-
Balance outstanding at September 30, 2020	325,044	$2.28	9.25
Options exercisable at September 30, 2020	325,044	$2.28	9.25

A summary of the status of the Company’s outstanding stock options and changes during the years ended December 31, 2019 and 2018, is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at January 1, 2018	19,044	$29.25	9.01
Granted	73,750	$7.50	4.35
Exercised	-	$-	-
Forfeited	-	$-	-
Cancelled	(13,750)	$23.10	2.50
Balance outstanding at December 31, 2018	79,044	$9.90	5.56
Options exercisable at December 31, 2018	79,044
Weighted average fair value of options granted during the period		$7.50

Balance at January 1, 2019	79,044	$9.90	5.56
Granted	-	$-	-
Exercised	(40,000)	$2.41	4.72
Forfeited	-	$-	-
Cancelled	-	$-	-
Balance outstanding at December 31, 2019	39,044	$17.49	5.16
Options exercisable at December 31, 2019	39,044	$17.49	5.16
Weighted average fair value of options granted during the period		$-	-

Schedule of Outstanding Stock Warrants Activities

A summary of the status of the Company’s outstanding warrants and changes during the nine months ended September 30, 2020 is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at January 1, 2020	4,000	$60.00	0.62
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Cancelled	-	-	-
Balance outstanding and exercisable at September 30, 2020	4,000	$60.00	0.62

A summary of the status of the Company’s outstanding stock warrants and changes during the years ended December 31, 2019 and 2018, is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at January 1, 2018	-	$-	-
Granted	4,000	60.00	2.37
Exercised	-	-	-
Forfeited
Cancelled	-	-	-
Balance at December 31, 2018	4,000	$60.00	2.37

Balance at January 1, 2019	4,000	$60.00	2.37
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Cancelled	-	-	-
Balance outstanding at December 31, 2019	4,000	$60.00	1.37